United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-8519

                   (Investment Company Act File Number)


                           Federated Core Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)



                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000


                              (412) 288-1900
                      (Registrant's Telephone Number)


                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)






                     Date of Fiscal Year End: 12/31/03


           Date of Reporting Period: Fiscal year ended 12/31/03







Item 1.     Reports to Stockholders

FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003


 Principal                                                               Value
 Amount
                  Mortgage Backed Securities--98.6%
                  Federal Home Loan Mortgage Corporation-39.3%
$40,765,397   1   4.500%, 8/1/2018 - 2/1/2019                           $40,778,035
 72,611,835       5.000%, 8/1/2033 - 11/1/2033                           71,681,677
 103,211,783  1   5.500%,  8/1/2033 - 2/1/2034                           104,832,819
 21,103,905   1   6.000%, 5/1/2014 - 2/1/2034                            21,944,952
 47,008,945       6.500%, 7/1/2014 - 9/1/2033                            49,326,452
 5,266,671        7.000%, 12/1/2011 - 4/1/2032                           5,577,393
 3,761,024        7.500%, 12/1/2022 - 7/1/2031                           4,031,645
 2,937,856        8.000%, 5/1/2006 - 3/1/2031                            3,170,710
 62,304           8.500%, 9/1/2025                                       68,087
 138,895          9.000%, 5/1/2017                                       154,043
 8,717            9.500%, 4/1/2021                                       9,701
                  TOTAL                                                  301,575,514
                  Federal National Mortgage Association-46.1%
 17,567,527       4.500%, 9/1/2010 - 12/1/2018                           17,632,318
 71,500,350   1   5.000%, 4/1/2018 - 7/1/2023                            72,855,793
 71,532,344   1   5.500%, 2/1/2009 - 2/1/2034                            73,014,964
 94,225,223   1   6.000%, 7/1/2006 - 2/1/2034                            97,687,572
 44,880,105       6.500%, 5/1/2006 - 11/1/2032                           47,037,343
 34,709,343       7.000%, 2/1/2008 - 10/1/2032                           36,783,134
 5,911,017        7.500%, 6/1/2011 - 6/1/2033                            6,325,623
 1,651,581        8.000%, 7/1/2023 - 3/1/2031                            1,791,788
 12,100           8.500%, 3/1/2030                                       13,189
 80,761           9.000%, 11/1/2021 - 6/1/2025                           88,991
                  TOTAL                                                  353,230,715
                  Government National Mortgage Association-13.2%
 9,710,449        5.000%, 6/20/2033                                      9,622,472
 28,571,620   1   5.500%, 4/15/2033 - 2/1/2034                           29,053,908
 19,083,246   1   6.000%, 10/15/2028 - 2/1/2034                          19,845,223
 19,213,856       6.500%, 10/15/2028 - 8/15/2032                         20,274,883
 11,093,519   1   7.000%, 11/15/2027 - 2/1/2034                          11,833,458
 4,730,168        7.500%, 6/20/2007 - 1/15/2031                          5,076,880
 3,176,155        8.000%, 2/15/2010 - 11/15/2030                         3,447,643
 1,373,914        8.500%, 3/15/2022 - 11/15/2030                         1,494,917
 53,733           9.000%, 10/15/2016 - 6/15/2025                         59,290
 9,878            9.500%, 10/15/2020                                     11,081
 734,650          12.000%, 4/15/2015 - 6/15/2015                         835,892
                  TOTAL                                                  101,555,647
                  TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST      756,361,876
                  $748,153,198)
                  Repurchase Agreements--31.1%
 68,500,000   2,3 Interest in $435,000,000 joint repurchase              68,500,000
                  agreement with Credit Suisse First Boston Corp.,
                  1.05%, dated 12/16/2003, to be repurchased at
                  $68,569,927 on 1/20/2004, collateralized by U.S.
                  Government Agency Obligations with various
                  maturities to 6/1/2033
 40,000,000   2,3 Interest in $178,000,000 joint repurchase              40,000,000
                  agreement with Credit Suisse First Boston Corp.,
                  1.05%, dated 12/18/2003, to be repurchased at
                  $40,040,833 on 1/22/2004, collateralized by U.S.
                  Government Agency Obligations with various
                  maturities to 6/1/2033
 12,236,000   3   Interest in $800,000,000 joint repurchase              12,236,000
                  agreement with Greenwich Capital Markets, Inc.,
                  1.03%, dated 12/31/2003, to be repurchased at
                  $12,236,700 on 1/2/2004, collateralized by U.S.
                  Government Agency Obligations with various
                  maturities to 2/25/2042
 Principal                                                               Value
 Amount
$118,000,000  2,3 Interest in $522,500,000 joint repurchase             $118,000,000
                  agreement with UBS Warburg LLC,  1.05%, dated
                  12/11/2003, to be repurchased at $118,117,017 on
                  1/14/2004, collateralized by U.S. Government
                  Agency Obligations with various maturities to
                  6/25/2029
                  TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)        238,736,000
                  TOTAL INVESTMENTS-129.7% (IDENTIFIED COST              995,097,876
                  $986,889,198) 4
                  OTHER ASSETS AND LIABILITIES-NET-(29.7)%               (228,085,952)
                  TOTAL NET ASSETS--100%                                $767,011,924


1 All or a portion of these securities may be subject to dollar roll transactions.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

3    Security held as collateral for dollar roll transactions.

4    The cost of investments for federal tax purposes amounts to $986,900,895.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2003.

See Notes which are an integral part of the Financial Statements


FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003

Assets:
Investments in securities                      $756,361,876
Investments in repurchase agreements            238,736,000
Total investments in securities, at value                      $995,097,876
(identified cost $986,889,198)
Cash                                                            752,469
Income receivable                                               2,614,931
Total assets                                                    998,465,276
Liabilities:
Payable for investments purchased               751,475
Payable for dollar roll transactions            230,666,260
Payable for transfer and dividend               2,560
disbursing agent fees and expenses (Note 5)
Payable for Directors'/Trustees' fee            734
Payable for portfolio accounting fees (Note 5)  4,954
Accrued expenses                                27,369
TOTAL LIABILITIES                                               231,453,352
Net assets for 75,288,283 shares outstanding                   $767,011,924
Net Assets Consist of:
Paid in capital                                                $759,543,223
Net unrealized appreciation of investments                      8,208,678
Accumulated net realized loss on                                (893,404)
investments
Undistributed net investment income                             153,427
TOTAL NET ASSETS                                               $767,011,924
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$767,011,924 / 75,288,283 shares outstanding                    $10.19

See Notes which are an integral part of the Financial Statements












Federated Mortgage Core Portfolio
Statement of Operations
Year Ended December 31, 2003

Investment Income:
Interest (net of dollar roll expense                         $36,757,837
of $4,805,903)
Expenses:
Administrative personnel and services     $625,886
fees (Note 5)
Custodian fees                            48,117
Transfer and dividend disbursing          14,627
agent fees and expenses (Note 5)
Directors'/Trustees' fees                 8,525
Auditing fees                             14,290
Legal fees                                7,666
Portfolio accounting fees (Note 5)        121,206
Insurance premiums                        2,391
Miscellaneous                             340
 TOTAL EXPENSES                           843,048
Waiver of administrative personnel        (625,886)
and services fees (Note 5)
Net expenses                                                 217,162
Net investment income                                        36,540,675
Realized and Unrealized Gain (Loss)
on Investments:
Net realized loss on investments                             (1,065,716)
Net change in unrealized appreciation                        (11,098,372)
of investments
Net increase due to voluntary                                36,719
contribution from adviser (Note 6)
Net realized and unrealized loss on                          (12,127,369)
investments
Change in net assets resulting from                          $24,413,306
operations

See Notes which are an integral part of the Financial Statements


















Federated Mortgage Core Portfolio
Statement of Changes in Net Assets


Year Ended December 31                            2003              2002
Increase (Decrease) in Net Assets
Operations:
Net investment income                             $36,540,675       $28,951,730
Net realized gain (loss) on investments           (1,065,716)       1,775,463
Net change in unrealized                          (11,098,372)      12,334,549
appreciation/depreciation of investments
Net increase due to voluntary contribution        36,719                    --
from adviser (Note 6)
Change in net assets resulting from               24,413,306        43,061,742
operations
Distributions to Shareholders:
Distributions from net investment income          (36,407,589)      (28,985,744)
Distributions from net realized gain on           (263,696)         (1,229,213)
investments
Change in net assets resulting from               (36,671,285)      (30,214,957)
distributions to shareholders
Share Transactions:
Proceeds from sale of shares                      418,182,000       229,200,412
Net asset value of shares issued to               36,607,046        30,214,957
shareholders in payment of distributions
declared
Cost of shares redeemed                           (276,736,448)    (124,828,629)
Change in net assets resulting from share         178,052,598       134,586,740
transactions
Change in net assets                              165,794,619       147,433,525
Net Assets:
Beginning of period                               601,217,305       453,783,780
End of period (including undistributed net        $767,011,924      $601,217,305
investment income of $153,427 and $20,341, respectively)

See Notes which are an integral part of the Financial Statements














FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2003

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
-------------------------------------------------------------------------------
Change in net assets resulting from operations                    $  24,413,306
-------------------------------------------------------------------------------
Adjustments to reconcile change in net assets resulting from operations to
net cash used in operating activities:                          (3,444,068,723)
Purchases of investment securities
--------------------------------------------------------------------
Paydowns on investment securities                                   249,771,787
--------------------------------------------------------------------
Realized loss on paydowns                                           3,882,339
--------------------------------------------------------------------
Proceeds from sale of investment securities                       3,019,596,035
--------------------------------------------------------------------
Net purchases of short-term investment securities                  (34,090,000)
--------------------------------------------------------------------
Increase in income receivable                                         (299,963)
--------------------------------------------------------------------
Decrease in payable for accrued expenses                                (7,057)
--------------------------------------------------------------------
Decrease in payable for investments purchased                       (47,049,596)
--------------------------------------------------------------------
Net realized loss on investments                                      1,065,716
--------------------------------------------------------------------
Net unrealized depreciation on investments                           11,098,372
-------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                             (215,687,784)
--------------------------------------------------------------------------------
Cash Flows from Financing Activities:
--------------------------------------------------------------------
--------------------------------------------------------------------
Cash received from dollar roll transactions, net                    75,525,481
--------------------------------------------------------------------
--------------------------------------------------------------------
Proceeds from sale of shares                                        418,182,000
--------------------------------------------------------------------
--------------------------------------------------------------------
Cash distributions paid                                             (64,239)
--------------------------------------------------------------------
--------------------------------------------------------------------
Payment for shares redeemed                                       (277,203,910)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   NET CASH PROVIDED FROM FINANCING ACTIVITIES                      216,439,332
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  NET INCREASE IN CASH                                                   751,548
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Cash:
--------------------------------------------------------------------
--------------------------------------------------------------------
Cash at beginning of the period                                          921
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Cash at end of the period                                        $  752,469
-------------------------------------------------------------------------------


See Notes which are an integral part of the Financial Statements.

FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)



                              Year Ended December 31,                    Period
                                                                         Ended
                                                                         December 31,
                              2003        2002       2001      2000      1999     1
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net Asset Value, Beginning    $10.32      $10.04     $9.89     $9.55     $10.00
of Period
Income From Investment
Operations:
Net investment income         0.48        0.61       0.66      0.68      0.55
Net realized and               (0.13)     0.31       0.15      0.34      (0.45)
unrealized gain (loss) on
investments
TOTAL FROM INVESTMENT         0.35        0.92       0.81      1.02      0.10
OPERATIONS
Less Distributions:
Distributions from net        (0.48)      (0.61)     (0.66)    (0.68)    (0.55)
investment income
Distributions from net        (0.00)   2  (0.03)     ---       ---       ---
realized gain on
investments
    TOTAL DISTRIBUTIONS       (0.48)      (0.64)     (0.66)    (0.68)    (0.55)
Net Asset Value, End of       $10.19      $10.32     $10.04    $9.89     $9.55
Period
Total Return3                 3.52%        9.43%      8.37%    11.15%    1.07%
Ratios to Average Net
Assets:
Expenses                      0.03%       0.04%       0.04%     0.05%     0.05% 4
Net investment income         4.67%       6.00%       6.56%     7.09%     6.66% 4
Expense                       0.08%       0.08%       0.08%     0.08%     0.08% 4
waiver/reimbursement 5
Supplemental Data:
Net assets, end of period     $767,012    $601,217   $453,784  $371,659  $258,304
(000 omitted)
Portfolio turnover            90%         84%         93%       81%       153%
---------------------------------------------------------------------------------


1 Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

2    Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4    Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Federated Mortgage Core Portfolio
Notes to Financial Statements
December 31, 2003
-------------------------------------------------------------------------------

1. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, Federated Mortgage Core Portfolio (the "Fund") and High Yield Bond Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately.

The Fund's investment objective is to provide total return by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by other Federated funds that invest some portion of their assets in mortgage backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liablities and represents cash on hand at its custodian bank account and does not include any short-term investments at December 31, 2003.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended December 31, 2003, was as follows:

-------------------------------------------------------------------------------
Maximum amount outstanding during the period
                                                    $273,645,891
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Average  amount outstanding during the period1
                                                    $215,483,739
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Average monthly shares outstanding during the       155,686,554
period
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Average debt per shares outstanding during the      1.38
period
-------------------------------------------------------------------------------

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended December 31, 2003.
-------------------------------------------------------------------------------

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended December 31                         2003          2002
-------------------------------------------------------------------------
Shares sold                                    40,713,943    22,436,674

Shares issued to shareholders in payment of    3,584,553     2,958,829
distributions declared

Shares redeemed                                (27,289,692)  (12,328,217)

   NET CHANGE RESULTING FROM SHARE             17,008,804    13,067,286
   TRANSACTIONS
-------------------------------------------------------------------------

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002 was as follows:

                                            2003                2002
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ordinary income1                            $  36,671,285       $ 30,214,957
-------------------------------------------------------------------------------

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income                          $ 153,427
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net unrealized appreciation                             8,196,981
-------------------------------------------------------------------------------

The    difference    between    book-basis    and   tax-basis   net   unrealized
appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

     At December 31, 2003, the cost of investments for federal tax purposes was $986,900,895. The net unrealized appreciation of investments for federal tax purposes was $8,196,981. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,908,477 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,711,496.

     Under current tax regulations, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2003, for federal income tax purposes, post October losses of $844,989 were deferred to January 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated  Investment  Management  Company is the Fund's investment adviser (the
"Adviser"),   subject  to  direction  of  the  Trustees.  The  Adviser  provides investment adviser services at no fee.

Administrative Fee
Federated  Administrative  Services ("FAS"),  under the Administrative  Services
Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

 Maximum Administrative Fee          Average Aggregate Daily  Net Assets of
                                     the Federated Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0.150%                               on the first $5 billion
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0.125%                               on the next $5 billion
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0.100%                               on the next $10 billion
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0.075%                               On assets in excess of $20 billion
-------------------------------------------------------------------------------

     The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

     FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

     Prior to November 1, 2003, Federated Service Company ("FServ") provided the fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

 Maximum Administrative Fee        Average Aggregate Daily  Net Assets
                                   of the Federated Funds
--------------------------------------------------------------------------
--------------------------------------------------------------------------
0.150%                             on the first $250 million
--------------------------------------------------------------------------
--------------------------------------------------------------------------
0.125%                             on the next $250 million
--------------------------------------------------------------------------
--------------------------------------------------------------------------
0.100%                             on the next $250 billion
--------------------------------------------------------------------------
--------------------------------------------------------------------------
0.075%                             on assets in excess of $750 billion
--------------------------------------------------------------------------

     The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

     For the year ended December 31, 2003, the fees paid to FAS and FServ were $0 and $0, respectively, after voluntary waiver, if applicable.

Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. OTHER
On July 14, 2003, the Adviser made a voluntary contribution to the Fund of $36,719 for losses incurred due to investment transactions entered into inadvertently.

7. LEGAL PROCEEDINGS
In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of Federated Core Trust and Shareholders of Federated Mortgage Core Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Core Portfolio (the "Fund") (one of the portfolios constituting the Federated Core Trust) as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio of Federated Core Trust at December 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                          [GRAPHIC OMITTED]



Boston, Massachusetts
February 10, 2004









HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003


 Principal                                                                 Value
 Amount


                  Corporate Bonds--95.9%
                  Aerospace / Defense--1.3%
$2,800,000        Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%,       $3,094,000
                  5/15/2011
 500,000   4      Condor Systems, Inc., Sr. Sub. Note, Series B,         125,000
                  11.875%, 5/1/2009
 1,550,000 1,2    DRS Technologies, Inc., Sr. Sub. Note, 6.875%,         1,596,500
                  11/1/2013
 2,400,000 1,2    GenCorp, Inc., Sr. Sub. Note, 9.50%, 8/15/2013         2,508,000
 625,000          Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008        703,125
 4,350,000        Hexcel Corp., Sr. Sub. Note, Series B, 9.75%,          4,578,375
                  1/15/2009
 1,125,000 1,2    L-3 Communications Corp., Sr. Sub. Note, 6.125%,       1,133,437
                  1/15/2014
 2,175,000 1,2    TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011      2,324,531
                  Total                                                  16,062,968
                  Automotive--4.8%
 950,000          Accuride Corp., Sr. Sub. Note, Series B, 9.25%,        983,250
                  2/1/2008
 3,500,000        Advanced Accessory Systems LLC, Sr. Note, 10.75%,      3,893,750
                  6/15/2011
 4,700,000        American Axle & Manufacturing, Inc., Company           4,976,125
                  Guarantee, 9.75%, 3/1/2009
 1,625,000        Arvin Industries, Inc., Note, 6.75%, 3/15/2008         1,708,281
 1,650,000        Arvin Industries, Inc., Note, 7.125%, 3/15/2009        1,751,062
 2,550,000        ArvinMeritor, Inc., Note, 8.75%, 3/1/2012              2,926,125
 775,000          Dana Corp., Note, 9.00%, 8/15/2011                     937,750
 3,300,000        Ford Motor Credit Co., Note, 5.625%, 10/1/2008         3,406,920
 4,475,000        General Motors Corp., Note, 7.125%, 7/15/2013          4,851,616
 4,450,000        General Motors Corp., Note, 8.375%, 7/15/2033          5,083,502
 9,450,000        Lear Corp., Company Guarantee, 8.11%, 5/15/2009        11,127,375
 3,975,000        Stoneridge, Inc., Company Guarantee, 11.50%,           4,705,406
                  5/1/2012
 7,025,000        TRW Automotive, Inc., Sr. Sub. Note, 11.00%,           8,342,187
                  2/15/2013
 2,300,000        United Components, Inc., Sr. Sub. Note, 9.375%,        2,524,250
                  6/15/2013
                  Total                                                  57,217,599
                  Building Materials--2.3%
 1,375,000        American Builders & Contractors Supply Co. Inc.,       1,430,000
                  Sr. Sub. Note, 10.625%, 5/15/2007
 1,950,000        Associated Materials, Inc., Company Guarantee,         2,145,000
                  9.75%, 4/15/2012
 2,425,000        Collins & Aikman Floorcoverings, Inc., Company         2,606,875
                  Guarantee, 9.75%, 2/15/2010
 4,275,000 1,2    Euramax International PLC, Sr. Sub. Note, 8.50%,       4,574,250
                  8/15/2011
 1,600,000        Legrand SA, Sr. Note, 10.50%, 2/15/2013                1,866,800
 4,150,000        MMI Products, Inc., Sr. Sub. Note, 11.25%,             3,403,000
                  4/15/2007
 3,650,000        NCI Building System, Inc., Sr. Sub. Note, Series       3,859,875
                  B, 9.25%, 5/1/2009
 1,000,000 1,2    Norcraft Cos. LLC, Sr. Sub. Note, 9.00%, 11/1/2011     1,075,000
 4,000,000 1,2,3  Nortek Holdings, Inc., Sr. Disc. Note, 0/10.00%,       2,920,000
                  5/15/2011
 3,050,000        Nortek Holdings, Inc., Sr. Note, 9.125%, 9/1/2007      3,164,375
                  Total                                                  27,045,175
                  Chemicals--4.0%
 2,425,000        Compass Minerals Group, Inc., Sr. Sub. Note,           2,728,125
                  10.00%, 8/15/2011
 3,850,000        Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008     4,254,250
 2,100,000        FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009           2,467,500
 1,960,000 1,4    General Chemical Industrial Products, Inc., Sr.        357,700
                  Sub. Note, 10.625%, 5/1/2009
 1,275,000 1,2    Huntsman Advanced Materials, Inc., Sr. Secd. Note,     1,415,250
                  11.00%, 7/15/2010
 5,875,000        Huntsman ICI Chemicals LLC, Sr. Sub. Note,             6,110,000
                  10.125%, 7/1/2009
 2,050,000 1,2    Koppers, Inc, Sr. Secd. Note, 9.875%, 10/15/2013       2,275,500
$775,000   1,2    Kraton Polymers Capital Corp., Sr. Sub. Note,          $811,812
                  8.125%, 1/15/2014
 2,100,000        Lyondell Chemical Co., Sr. Secd. Note, 9.50%,          2,226,000
                  12/15/2008
 3,100,000        Lyondell Chemical Co., Sr. Secd. Note, 9.875%,         3,286,000
                  5/1/2007
 5,675,000        Lyondell Chemical Co., Sr. Sub. Note, 10.875%,         5,873,625
                  5/1/2009
 950,000   1,2    Nalco Co., Sr. Note, 7.75%, 11/15/2011                 1,021,250
 1,950,000 1,2    Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013           2,096,250
 625,000   1,2    Rhodia SA, Sr. Note, 7.625%, 6/1/2010                  603,125
 1,625,000 1,2    Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011             1,503,125
 2,500,000 1,2    Salt Holdings Corp., Sr. Disc. Note, 0/12.75%,         1,987,500
                  12/15/2012
 4,575,000 1,2    Salt Holdings Corp., Sr. Sub. Disc. Note,              3,179,625
                  0/12.00%, 6/1/2013
 2,500,000 1,4    Texas Petrochemicals Corp., Sr. Sub. Note,             812,500
                  11.125%, 7/1/2006
 1,650,000        Union Carbide Corp., Deb., 6.79%, 6/1/2025             1,606,687
 350,000          Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023        321,562
 3,250,000        Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022         3,132,187
                  Total                                                  48,069,573
                  Construction Machinery--2.5%
 3,750,000        AGCO Corp., Sr. Note, 9.50%, 5/1/2008                  4,115,625
 3,150,000        Case Corp., Unsecd. Note, 7.25%, 8/1/2005              3,299,625
 4,475,000 1,2    Case New Holland, Sr. Note, 9.25%, 8/1/2011            5,034,375
 1,000,000 1,2    Case New Holland, Sr. Note, 9.25%, 8/1/2011            1,125,000
 1,775,000 1,4    Clark Material Handling Corp., Sr. Note, 10.75%,       177
                  11/15/2006
 525,000          Columbus McKinnon Corp., Sr. Secd. Note, 10.00%,       560,437
                  8/1/2010
 3,775,000        Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,         3,548,500
                  4/1/2008
 950,000   1,2    Great Lakes Dredge & Dock Corp., Sr. Sub. Note,        980,875
                  7.75%, 12/15/2013
 2,400,000 1,2    NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,         2,592,000
                  10/15/2010
 6,025,000        United Rentals, Inc., Company Guarantee, Series B,     6,808,250
                  10.75%, 4/15/2008
 1,825,000        United Rentals, Inc., Company Guarantee, Series B,     1,925,375
                  9.00%, 4/1/2009
                  Total                                                  29,990,239
                  Consumer Products--5.0%
 4,275,000        Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012         4,734,562
 4,300,000        American Achievement Corp., Sr. Note, Series W.I.,     4,837,500
                  11.625%, 1/1/2007
 5,375,000        American Greetings Corp., Sr. Sub. Note, 11.75%,       6,235,000
                  7/15/2008
 600,000          American Safety Razor Co., Sr. Note, 9.875%,           597,000
                  8/1/2005
 2,350,000        Amscan Holdings, Inc., Sr. Sub. Note, 9.875%,          2,367,625
                  12/15/2007
 2,600,000        Armkel Finance, Inc., Sr. Sub. Note, 9.50%,            2,876,250
                  8/15/2009
 775,000   1,2    Bombardier Recreational Products, Inc., 8.375%,        809,875
                  12/15/2013
 4,325,000        Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008         4,465,562
 500,000          Commemorative Brands, Inc., Sr. Sub. Note, 11.00%,     512,500
                  1/15/2007
 325,000   4      Diamond Brands Operating Corp., Sr. Sub. Note,         32
                  10.125%, 4/15/2008
 925,000   4      Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,         92
                  4/15/2009
 1,800,000        ICON Health & Fitness, Inc., Company Guarantee,        2,007,000
                  11.25%, 4/1/2012
 575,000   1,2    Jacuzzi Brands, Inc., Sr. Secd. Note, 9.625%,          635,375
                  7/1/2010
 4,950,000 1,2,3  Jostens Holding Corp., Sr. Disc. Note, 0/10.25%,       3,168,000
                  12/1/2013
 3,425,000        Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010         3,955,875
 4,250,000        Playtex Products, Inc., Company Guarantee, 9.375%,     4,292,500
                  6/1/2011
 2,550,000        Sealy Mattress Co., Company Guarantee, 10.875%,        2,664,750
                  12/15/2007
 2,025,000        Sealy Mattress Co., Sr. Sub. Note, 9.875%,             2,111,062
                  12/15/2007
 750,000   1,2    Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014          761,250
 950,000   1,4    Sleepmaster LLC, Company Guarantee, Series B,          263,625
                  11.00%, 5/15/2009
 3,700,000 1,2    Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010         4,148,625
 2,970,000        True Temper Sports, Inc., Sr. Sub. Note, Series B,     3,163,050
                  10.875%, 12/1/2008
 4,750,000        United Industries Corp., Sr. Sub. Note, Series D,      4,999,375
                  9.875%, 4/1/2009
                  Total                                                  59,606,485
                  Diversified Manufacturing--2.0%
 4,200,000 1,2    Amsted Industries, Inc., Sr. Note, 10.25%,             4,662,000
                  10/15/2011
$472,000          Simonds Industries, Inc., Sr. Sub. Note, 10.00%,   $   472,000
                  10/1/2008
 7,550,000        Tyco International Group, Company Guarantee,           8,048,149
                  6.375%, 2/15/2006
 5,625,000        Tyco International Group, Note, 5.80%, 8/1/2006        6,000,694
 4,000,000        Tyco International Group, Sr. Note, 6.375%,            4,197,200
                  6/15/2005
                  Total                                                  23,380,043
                  Energy--2.7%
 3,225,000        CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011     3,789,375
 3,350,000        Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009    3,676,625
 4,000,000        Continental Resources, Inc., Sr. Sub. Note,            4,040,000
                  10.25%, 8/1/2008
 3,800,000        Lone Star Technologies, Inc., Company Guarantee,       3,781,000
                  Series B, 9.00%, 6/1/2011
 1,625,000        Magnum Hunter Resources, Inc., Sr. Note, 9.60%,        1,852,500
                  3/15/2012
 2,450,000        Petroleum Helicopters, Inc., Company Guarantee,        2,609,250
                  Series B, 9.375%, 5/1/2009
 4,325,000        Pogo Producing Co., Sr. Sub. Note, Series B,           4,622,344
                  10.375%, 2/15/2009
 3,300,000        Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012      3,613,500
 3,250,000        Tesoro Petroleum Corp., Company Guarantee, Series      3,477,500
                  B, 9.625%, 11/1/2008
 625,000          Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%,         673,437
                  4/15/2008
 300,000          Tesoro Petroleum Corp., Sr. Sub. Note, 9.00%,          312,750
                  7/1/2008
                  Total                                                  32,448,281
                  Entertainment--3.3%
 1,875,000        AMC Entertainment, Inc., Sr. Sub. Note, 9.50%,         1,950,000
                  3/15/2009
 3,075,000        AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,        3,428,625
                  2/1/2012
 3,050,000 1,2    AMF Bowling Worldwide, Inc., Sr. Sub. Note,            3,461,750
                  13.00%, 2/28/2008
 1,875,000        Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013           2,118,750
 3,950,000        Intrawest Corp., Company Guarantee, 10.50%,            4,394,375
                  2/1/2010
 1,100,000        Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007        1,159,125
 3,375,000        Regal Cinemas, Inc., Company Guarantee, Series B,      3,830,625
                  9.375%, 2/1/2012
 1,075,000 1,2    Six Flags, Inc., Sr. Note, 9.625%, 6/1/2014            1,128,750
 1,675,000        Six Flags, Inc., Sr. Note, 9.75%, 4/15/2013            1,767,125
 5,700,000 1,2    Universal City Development Partners Ltd., Sr.          6,726,000
                  Note, 11.75%, 4/1/2010
 4,800,000 1,2    Vivendi Universal SA, Sr. Note, 6.25%, 7/15/2008       5,100,000
 3,625,000 1,2    Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010       4,295,625
                  Total                                                  39,360,750
                  Environmental--1.8%
 11,500,000       Allied Waste North America, Inc., Company              11,960,000
                  Guarantee, 7.875%, 1/1/2009
 1,500,000        Allied Waste North America, Inc., Company              1,702,500
                  Guarantee, Series B, 9.25%, 9/1/2012
 500,000          Allied Waste North America, Inc., Sr. Sub. Note,       542,500
                  10.00%, 8/1/2009
 1,500,000        Browning-Ferris Industries, Inc., Deb., 9.25%,         1,657,500
                  5/1/2021
 2,575,000 1,2    Sensus Metering Systems, Inc., Sr. Sub. Note,          2,652,250
                  8.625%, 12/15/2013
 2,475,000        Synagro Technologies, Inc., Sr. Sub. Note, 9.50%,      2,716,312
                  4/1/2009
                  Total                                                  21,231,062
                  Financial Institutions--0.3%
 800,000   1,2    CBRE Escrow, Inc., Sr. Note, 9.75%, 5/15/2010          892,000
 2,675,000 1,2    Dollar Financial Group, Inc., Sr. Note, 9.75%,         2,782,000
                  11/15/2011
                  Total                                                  3,674,000
                  Food & Beverage-5.4%
 1,144,000        Agrilink Foods, Inc., Company Guarantee, 11.875%,      1,212,640
                  11/1/2008
 3,725,000        American Seafoods Group LLC, Company Guarantee,        4,451,375
                  10.125%, 4/15/2010
 2,125,000        B&G Foods, Inc., Company Guarantee, Series D,          2,210,000
                  9.625%, 8/1/2007
 2,300,000        Constellation Brands, Inc., Company Guarantee,         2,599,000
                  Series B, 8.00%, 2/15/2008
 1,000,000        Constellation Brands, Inc., Sr. Sub. Note, 8.125%,     1,112,500
                  1/15/2012
 3,525,000        Cott Beverages, Inc., Company Guarantee, 8.00%,        3,833,437
                  12/15/2011
 4,525,000        Del Monte Corp., Company Guarantee, Series B,          5,022,750
                  9.25%, 5/15/2011
 1,950,000        Del Monte Corp., Sr. Sub. Note, 8.58%, 12/15/2012      2,159,625
 1,650,000        Dole Food, Inc., Company Guarantee, 7.25%,             1,716,000
                  6/15/2010
 4,200,000        Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009            4,630,500
 675,000          Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011           740,812
$2,550,000        Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,    $   1,874,250
                  1/15/2008
 3,950,000        Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011        3,495,750
 1,925,000 1,2    Michael Foods, Inc., Sr. Sub. Note, 8.00%,             2,011,625
                  11/15/2013
 2,000,000 1,2    National Beef Packaging Co. LLC, Sr. Note, 10.50%,     2,070,000
                  8/1/2011
 3,075,000        New World Pasta Co., Sr. Sub. Note, 9.25%,             807,187
                  2/15/2009
 3,875,000 1,2    PPC Escrow Corp., Sr. Sub. Note, 9.25%, 11/15/2013     4,049,375
 5,450,000        Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011     6,022,250
 2,700,000 1,2    Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,          2,882,250
                  8/1/2011
 2,950,000        Smithfield Foods, Inc., Note, 7.75%, 5/15/2013         3,082,750
 3,400,000        Smithfield Foods, Inc., Sr. Note, Series B, 8.00%,     3,587,000
                  10/15/2009
 1,775,000        Smithfield Foods, Inc., Sr. Sub. Note, 7.625%,         1,801,625
                  2/15/2008
 1,425,000        Swift & Co., Sr. Note, 10.125%, 10/1/2009              1,521,187
 1,200,000 1,2    Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010           1,275,000
 950,000   1,2    United Agri Products, Inc., Sr. Note, 8.25%,           980,875
                  12/15/2011
                  Total                                                  65,149,763
                  Gaming--7.3%
 1,500,000        Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012    1,608,750
 2,875,000        Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012     3,162,500
 3,050,000        Coast Hotels & Casinos, Inc., Company Guarantee,       3,233,000
                  9.50%, 4/1/2009
 9,025,000        Harrah's Operations, Inc., Company Guarantee,          9,882,375
                  7.875%, 12/15/2005
 1,800,000        Isle of Capri Casinos, Inc., Company Guarantee,        2,011,500
                  9.00%, 3/15/2012
 1,500,000        Isle of Capri Casinos, Inc., Sr. Sub. Note, 8.75%,     1,582,500
                  MGM Grand, Inc., Sr. Note, 6.00%, 10/1/2009            2,065,000
 5,100,000        MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010            5,877,750
 1,850,000        MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011       2,109,000
 5,300,000        MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007        6,095,000
 2,925,000        MTR Gaming Group, Inc., Company Guarantee, Series      3,144,375
                  B, 9.75%, 4/1/2010
 2,125,000 1,2    Majestic Star Casino LLC, Sr. Secd. Note, 9.50%,       2,188,750
                  10/15/2010
 975,000          Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008       1,143,187
 7,775,000        Mandalay Resort Group, Sr. Sub. Note, 10.25%,          9,019,000
                  8/1/2007
 2,300,000        Mohegan Tribal Gaming Authority, Sr. Sub. Note,        2,380,500
                  6.375%, 7/15/2009
 1,525,000        Mohegan Tribal Gaming Authority, Sr. Sub. Note,        1,654,625
                  8.00%, 4/1/2012
 1,200,000        Mohegan Tribal Gaming Authority, Sr. Sub. Note,        1,314,000
                  8.375%, 7/1/2011
 4,225,000        Park Place Entertainment Corp., Sr. Sub. Note,         4,700,312
                  7.875%, 3/15/2010
 5,425,000        Park Place Entertainment Corp., Sr. Sub. Note,         6,130,250
                  8.125%, 5/15/2011
 2,025,000        Penn National Gaming, Inc., Company Guarantee,         2,290,781
                  11.125%, 3/1/2008
 1,775,000        Penn National Gaming, Inc., Company Guarantee,         1,939,187
                  8.875%, 3/15/2010
 825,000   1,2    Poster Financial Group, Inc., Sr. Secd. Note,          876,562
                  8.75%, 12/1/2011
 1,250,000 1,2    River Rock Entertainment Authority, Sr. Note,          1,348,437
                  9.75%, 11/1/2011
 3,700,000        Sun International Hotels Ltd., Sr. Sub. Note,          4,051,500
                  8.875%, 8/15/2011
 3,475,000        Venetian Casino/LV Sands, Company Guarantee,           4,048,375
                  11.00%, 6/15/2010
 2,850,000        Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%,     3,341,625
                  11/1/2010
                  Total                                                  87,198,841
                  Healthcare--4.5%
 1,600,000        Alaris Medical Systems, Sr. Sub. Note, 7.25%,          1,660,000
                  7/1/2011
 4,050,000        AmeriPath, Inc., Company Guarantee, 10.50%,            4,394,250
                  4/1/2013
 2,000,000 1,2    Ardent Health Services, Sr. Sub. Note, 10.00%,         2,190,000
                  8/15/2013
 2,500,000        Concentra Operating Corp., Sr. Sub. Note, 9.50%,       2,718,750
                  8/15/2010
 3,300,000 1,2    Fisher Scientific International, Inc., Sr. Sub.        3,564,000
                  Note, 8.00%, 9/1/2013
 6,800,000        HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010      8,071,328
 4,850,000        HCA - The Healthcare Corp., Sr. Note, 7.875%,          5,466,435
                  2/1/2011
 2,950,000        HCA Inc., 5.25%, 11/6/2008                             3,013,543
 1,850,000        Hanger Orthopedic Group, Inc., Company Guarantee,      2,109,000
                  10.375%, 2/15/2009
 1,350,000        Hudson Respiratory Care, Inc., Sr. Sub. Note,          1,167,750
                  9.125%, 4/15/2008
 1,150,000 1,2    Kinetic Concepts, Inc., Sr. Sub. Note, 7.375%,         1,207,500
                  5/15/2013
$2,400,000 1,2    Magellan Health Services, Inc., Sr. Note, 9.375%,  $   2,532,000
                  11/15/2007
 4,475,000        Manor Care, Inc., Sr. Note, 8.00%, 3/1/2008            5,045,831
 2,125,000        Sybron Dental Specialties, Inc., Company               2,321,562
                  Guarantee, 8.125%, 6/15/2012
 3,475,000 1,2    Universal Hospital Services, Inc., Sr. Note,           3,648,750
                  10.125%, 11/1/2011
 4,950,000        Vanguard Health Systems, Company Guarantee, 9.75%,     5,407,875
                  8/1/2011
                  Total                                                  54,518,574
                  Industrial - Other--3.8%
 3,625,000        Brand Services, Inc., Company Guarantee, 12.00%,       4,205,000
                  10/15/2012
 2,350,000        Briggs & Stratton Corp., Company Guarantee,            2,767,125
                  8.875%, 3/15/2011
 1,600,000        Cabot Safety Acquisition Corp., Sr. Sub. Note,         1,636,000
                  12.50%, 7/15/2005
 500,000          Continental Global Group, Inc., Sr. Note, 11.00%,      102,500
                  4/1/2007
 6,150,000 1,2    Eagle Picher Industries, Inc., Sr. Note, 9.75%,        6,734,250
                  9/1/2013
 1,600,000        Foamex LP, Company Guarantee, 10.75%, 4/1/2009         1,528,000
 2,400,000        Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007            1,956,000
 725,000   1,2    General Cable Corp., Sr. Note, 9.50%, 11/15/2010       777,563
 2,400,000        Greif Brothers Corp., Sr. Sub. Note, 8.875%,           2,652,000
                  8/1/2012
 2,000,000 1,2    Hines Nurseries, Inc., Sr. Note, 10.25%, 10/1/2011     2,190,000
 3,275,000        Interline Brands, Inc., Sr. Sub. Note, 11.50%,         3,627,063
                  5/15/2011
 2,703,900 1,2    Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013         2,764,738
 3,245,000 1,2    Neenah Corp., Sr. Secd. Note, 11.00%, 10/1/2010        3,585,725
 4,200,000 1,2    Norcross Safety Products, Sr. Sub. Note, 9.875%,       4,662,000
                  8/15/2011
 3,525,000        Rexnord Corp., Company Guarantee, 10.125%,             3,895,125
                  12/15/2012
 1,350,000        WESCO Distribution, Inc., Company Guarantee,           1,397,250
                  9.125%, 6/1/2008
 725,000          WESCO Distribution, Inc., Sr. Sub. Note, 9.125%,       750,375
                  6/1/2008
                  Total                                                  45,230,714
                  Lodging--2.7%
 2,325,000        Courtyard by Marriott II LP, Sr. Note, 10.75%,         2,348,250
                  2/1/2008
 950,000          Felcor Lodging LP, Company Guarantee, 9.50%,           1,030,750
                  9/15/2008
 900,000          Felcor Lodging LP, Company Guarantee, 8.50%,           985,500
                  6/1/2011
 4,025,000        Florida Panthers Holdings, Inc., Company               4,306,750
                  Guarantee, 9.875%, 4/15/2009
 4,300,000        HMH Properties, Inc., Sr. Note, Series B, 7.875%,      4,488,125
                  8/1/2008
 1,384,000        HMH Properties, Inc., Sr. Note, Series C, 8.45%,       1,453,200
                  12/1/2008
 2,700,000        Hilton Hotels Corp., Note, 7.625%, 5/15/2008           3,013,875
 3,200,000        Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011        3,696,000
 1,050,000        MeriStar Hospitality Corp., Company Guarantee,         1,144,500
                  10.50%, 6/15/2009
 475,000          MeriStar Hospitality Corp., Company Guarantee,         505,281
                  9.125%, 1/15/2011
 1,925,000        Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,         2,107,875
                  5/15/2010
 2,700,000        Starwood Hotels & Resorts Worldwide, Inc., Company     3,037,500
                  Guarantee, 7.875%, 5/1/2012
 2,975,000        Starwood Hotels & Resorts Worldwide, Inc., Note,       3,220,438
                  7.375%, 5/1/2007
 1,300,000        Starwood Hotels & Resorts Worldwide, Inc., Unsecd.     1,374,750
                  Note, 6.75%, 11/15/2005
                  Total                                                  32,712,794
                  Media - Cable--2.3%
 4,150,000        CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009        4,471,625
 2,910,000        CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007       3,077,325
 5,500,000        CSC Holdings, Inc., Sr. Sub. Deb., 9.875%,             5,761,250
                  2/15/2013
 2,575,000 3      Charter Communications Holdings Capital Corp.,         1,725,250
                  Discount Bond, 0/11.75%, 5/15/2011
 9,000,000 3      Charter Communications Holdings Capital Corp., Sr.     5,535,000
                  Disc. Note, 0/12.125%, 1/15/2012
 5,025,000 1,2    Charter Communications Holdings II, Sr. Note,          5,288,813
                  10.25%, 9/15/2010
 1,400,000        Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,          1,631,000
                  11.00%, 12/1/2015
                  Total                                                  27,490,263
                  Media - Non-Cable--8.6%
 4,150,000        Advanstar Communications, Company Guarantee,           4,388,625
                  Series B, 12.00%, 2/15/2011
 450,000   1,2    Advanstar Communications, Sr. 2nd Priority Note,       489,375
                  10.75%, 8/15/2010
 1,250,000 1,2    Advanstar Communications, Sr. Secd. Note, 10.75%,      1,359,375
                  8/15/2010
 1,900,000 3      Advanstar, Inc., Company Guarantee, Series B,          1,486,750
                  0/15.00%, 10/15/2011
 $2,700,000       American Media Operations, Inc., Company           $   2,902,500
                  Guarantee, Series B, 10.25%, 5/1/2009
 1,850,000        American Media Operations, Inc., Sr. Sub. Note,        2,025,750
                  8.875%, 1/15/2011
 3,175,000        Block Communications, Inc., Company Guarantee,         3,421,063
                  9.25%, 4/15/2009
 4,675,000        DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013      5,446,375
 6,225,000        Dex Media East LLC, Company Guarantee, 12.125%,        7,719,000
                  11/15/2012
 5,800,000 1,2    Dex Media West LLC, Sr. Sub. Note, 9.875%,             6,771,500
                  8/15/2013
 2,300,000 1,2,3  Dex Media, Inc., Discount Note, 0/9.00%, 11/15/2013    1,627,250
 1,175,000 1,2    Dex Media, Inc., Note, 8.00%, 11/15/2013               1,248,438
 5,300,000        Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007       5,849,875
 3,475,000        Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009         3,679,156
 2,350,000        Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013      2,538,000
 2,275,000        Liberty Media Corp., Sr. Note, 7.75%, 7/15/2009        2,614,931
 2,575,000        Lodgenet Entertainment, Sr. Sub. Note, 9.50%,          2,832,500
                  6/15/2013
 2,250,000        Muzak LLC, Sr. Note, 10.00%, 2/15/2009                 2,396,250
 5,550,000        PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012              6,160,500
 1,350,000        Primedia, Inc., Sr. Note, 8.875%, 5/15/2011            1,427,625
 2,300,000 3      Quebecor Media Inc., Sr. Disc. Note, 0/13.75%,         2,047,000
                  7/15/2011
 2,950,000        Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011      3,429,375
 3,600,000 1,2    R. H. Donnelly Finance Corp., Sr. Sub. Note,           4,293,000
                  10.875%, 12/15/2012
 4,425,000        Sinclair Broadcast Group, Inc., Company Guarantee,     4,933,875
                  8.75%, 12/15/2011
 1,075,000        Sinclair Broadcast Group, Inc., Sr. Sub. Note,         1,166,375
                  8.00%, 3/15/2012
 2,100,000        Sun Media Corp., Company Guarantee, 7.625%,            2,257,500
                  2/15/2013
 7,100,000        Vertis, Inc., Sr. Note, Series B, 10.875%,             7,597,000
                  6/15/2009
 675,000          Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%,      735,750
                  4/1/2009
 2,846,700 3      XM Satellite Radio, Inc., Sec. Fac. Bond,              2,562,030
                  0/14.00%, 12/31/2009
 2,900,000        XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%,      3,298,750
                  6/15/2010
 2,681,000 3      Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011    2,479,925
 1,365,000        Yell Finance BV, Sr. Note, 10.75%, 8/1/2011            1,610,700
 388,298          Ziff Davis Media, Inc., Company Guarantee, Series,     361,117
                  12.00%, 8/12/2009
                  Total                                                  103,157,235
                  Metals & Mining--0.8%
 975,000          Commonwealth Aluminum Corp., Sr. Sub. Note,            999,375
                  10.75%, 10/1/2006
 2,725,000 1,2    Imco Recycling, Inc., Sr. Secd. Note, 10.375%,         2,834,000
                  10/15/2010
 2,000,000 4      Republic Technologies International, Inc., Company     30,000
                  Guarantee, 13.75%, 7/15/2009
 2,675,000        Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006        2,701,750
 2,700,000        United States Steel Corp., Sr. Note, 9.75%,            3,078,000
                  5/15/2010
                  Total                                                  9,643,125
                  Packaging--3.5%
 2,225,000        Berry Plastics Corp., Company Guarantee, 10.75%,       2,572,656
                  7/15/2012
 1,550,000 1,2    Berry Plastics Corp., Sr. Sub. Note, 10.75%,           1,792,188
                  7/15/2012
 300,000   1,2    Graham Packaging Co., Sr. Sub. Note, 8.75%,            309,000
                  1/15/2008
 2,950,000        Graham Packaging Co., Sr. Sub. Note, 8.75%,            3,038,500
                  1/15/2008
 2,225,000        Graham Packaging Co., Sub. Note, 4.735%, 1/15/2008     1,980,250
 1,400,000        Graham Packaging Holdings Co., Sr. Note, 10.75%,       1,449,000
                  1/15/2009
 3,900,000        Huntsman Packaging Corp., Company Guarantee,           3,607,500
                  13.00%, 6/1/2010
 2,500,000        Owens-Brockway Glass Container, Inc., Company          2,693,750
                  Guarantee, 7.75%, 5/15/2011
 1,800,000        Owens-Brockway Glass Container, Inc., Company          1,939,500
                  Guarantee, 8.25%, 5/15/2013
 2,550,000        Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005       2,639,250
 2,700,000        Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008       2,787,750
 5,250,000        Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007       5,551,875
 2,525,000        Plastipak Holdings, Company Guarantee, 10.75%,         2,815,375
                  9/1/2011
 650,000          Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009        706,875
 2,075,000        Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010          1,919,375
 455,610   1      Russell Stanley Holdings, Inc., Sr. Sub. Note,         4,556
                  9.00%, 11/30/2008
 5,650,000        Tekni-Plex, Inc., Company Guarantee, Series B,         6,215,000
                  12.75%, 6/15/2010
                  Total                                                  42,022,400
                  Paper--3.4%
$350,000          Boise Cascade Corp., Sr. Note, 6.50%, 11/1/2010    $   367,154
 725,000          Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013        762,156
 5,725,000        Georgia-Pacific Corp., Note, 7.50%, 5/15/2006          6,082,813
 6,150,000        Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011     6,826,500
 5,600,000        Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013      6,468,000
 2,900,000 1,2    Graphic Packaging International Corp., Sr. Sub.        3,219,000
                  Note, 9.50%, 8/15/2013
 3,000,000        Jefferson Smurfit Corp., Company Guarantee, 8.25%,     3,255,000
                  10/1/2012
 4,050,000        MDP Acquisitions PLC, 9.625%, 10/1/2012                4,556,250
 2,562,017        MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013     2,981,547
 3,675,000        Stone Container Corp., Sr. Note, 9.75%, 2/1/2011       4,079,250
 1,800,000        Tembec Industries, Inc., 8.50%, 2/1/2011               1,872,000
                  Total                                                  40,469,670
                  Restaurants--0.7%
 2,100,000        Advantica Restaurant Group, Sr. Note, 11.25%,          1,470,000
                  1/15/2008
 1,700,000        Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010        1,844,500
 4,200,000        Carrols Corp., Company Guarantee, 9.50%, 12/1/2008     4,305,000
 1,050,000 1,2    Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011         1,139,250
                  Total                                                  8,758,750
                  Retailers--3.5%
 4,975,000        Buhrmann US, Inc., Company Guarantee, 12.25%,          5,596,875
                  11/1/2009
 425,000          Community Distributors, Inc., Sr. Note, 10.25%,        366,563
                  10/15/2004
 2,900,000 1,2    Couche-Tard Financing Corp, Sr. Sub. Note, 7.50%,      3,066,750
                  12/15/2013
 1,100,000 1,2    General Nutrition Center, Sr. Sub. Note, 8.50%,        1,133,000
                  12/1/2010
 2,225,000        Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009       2,458,625
 1,850,000        Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010         2,044,250
 4,175,000        PCA International, Inc., Sr. Note, 11.875%,            4,571,625
                  8/1/2009
 1,800,000        Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007         1,993,500
 7,376,000        Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012         8,851,200
 4,500,000        Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013            4,342,500
 1,500,000        Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010       1,620,000
 2,550,000        Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011       2,887,875
 2,600,000        United Auto Group, Inc., Company Guarantee,            2,892,500
                  9.625%, 3/15/2012
                  Total                                                  41,825,263
                  Services--0.6%
 1,000,000        Coinmach Corp., Sr. Note, 9.00%, 2/1/2010              1,090,000
 2,750,000        SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006           2,722,500
 3,050,000        The Brickman Group Ltd., Sr. Sub. Note, Series B,      3,568,500
                  11.75%, 12/15/2009
                  Total                                                  7,381,000
                  Technology--2.7%
 1,560,000        AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%,        1,864,200
                  2/1/2013
 2,125,000        Activant Solutions, Inc., Sr. Note, 10.50%,            2,310,938
                  6/15/2011
 2,100,000        Danka Business Systems PLC, Sr. Note, 11.00%,          2,084,250
                  6/15/2010
 3,875,000        Ingram Micro, Inc., Sr. Sub. Note, 9.875%,             4,301,250
                  8/15/2008
 2,800,000        Seagate Technology HDD Holdings, Sr. Note, 8.00%,      3,038,000
                  5/15/2009
 1,050,000 1,2    Telex Communications, Inc., Sr. Secd. Note,            1,120,875
                  11.50%, 10/15/2008
 1,175,000        Unisys Corp., Sr. Note, 6.875%, 3/15/2010              1,269,000
 950,000   1,2    Viasystems, Inc., Sr. Sub. Note, 10.50%, 1/15/2011     1,016,500
 1,075,000        Xerox CapEurope PLC, Company Guarantee, 5.875%,        1,091,125
                  5/15/2004
 4,425,000        Xerox Corp., Sr. Note, 7.625%, 6/15/2013               4,801,125
 7,625,000        Xerox Corp., Sr. Note, 9.75%, 1/15/2009                8,978,438
                  Total                                                  31,875,701
                  Textile--1.8%
 1,875,000 1,2    Broder Brothers Co., Sr. Note, 11.25%, 10/15/2010      1,865,625
 675,000   4      Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007        68
 $                GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007        $   2,821,250
 3,050,000
 2,400,000        Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008       1,572,000
 2,150,000        Levi Strauss & Co., Sr. Note, 12.25%, 12/15/2012       1,408,250
 1,550,000        Phillips Van Heusen Corp., Sr. Note, 8.125%,           1,650,750
                  5/1/2013
 2,925,000        Russell Corp., Company Guarantee, 9.25%, 5/1/2010      3,042,000
 6,000,000 1,2    Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013       6,210,000
 2,145,000        William Carter Co., Sr. Sub. Note, Series B,           2,472,113
                  10.875%, 8/15/2011
                  Total                                                  21,042,056
                  Tobacco--0.5%
 3,225,000 1,2    Commonwealth Brands, Inc., Sr. Sub. Secd. Note,        3,531,375
                  10.625%, 9/1/2008
 1,800,000 1,2    Dimon, Inc., Sr. Note, 7.75%, 6/1/2013                 1,827,000
 1,075,000        Dimon, Inc., Sr. Note, Series B, 9.625%, 10/15/2011    1,206,688
                  Total                                                  6,565,063
                  Transportation--0.7%
 2,850,000        Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007     2,743,125
 1,025,000 4      AmeriTruck Distribution Corp., Sr. Sub. Note,          0
                  12.25%, 11/15/2005
 600,000   1,2    Stena AB, Sr. Note, 7.50%, 11/1/2013                   607,662
 4,650,000        Stena AB, Sr. Note, 9.625%, 12/1/2012                  5,254,500
 1,050,000 4      The Holt Group, Inc., Company Guarantee, 9.75%,        35,438
                  1/15/2006
                  Total                                                  8,640,725
                  Utility - Electric--3.5%
 5,350,000        CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011           5,804,750
 3,000,000        CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008           3,277,500
 4,310,550        Caithness Coso Funding Corp., Sr. Secd. Note,          4,698,500
                  Series B, 9.05%, 12/15/2009
 2,250,000        Calpine Canada Energy Finance Corp., Company           1,794,375
                  Guarantee, 8.50%, 5/1/2008
 4,500,000        Calpine Corp., Note, 8.50%, 2/15/2011                  3,566,250
 5,025,000        Illinois Power Co., 1st Mtg. Bond, 11.50%,             6,105,375
                  12/15/2010
 2,900,000 1,2    NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013    3,063,125
 1,500,000 1,2    P G & E Corp., Sr. Secd. Note, 6.875%, 7/15/2008       1,623,075
 4,225,000        PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009      4,980,219
 2,700,000        PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008      2,963,250
 1,850,000 1,2    Reliant Resources, Inc., Sr. Secd. Note, 9.25%,        1,988,750
                  7/15/2010
 2,175,000 1,2    Reliant Resources, Inc., Sr. Secd. Note, 9.50%,        2,338,125
                  7/15/2013
                  Total                                                  42,203,294
                  Utility - Natural Gas--3.5%
 750,000          ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010          846,563
 800,000          El Paso Corp., 6.75%, 5/15/2009                        766,000
 4,725,000        El Paso Corp., Note, 6.95%, 12/15/2007                 4,536,000
 8,150,000        El Paso Corp., Sr. Note, 7.80%, 8/1/2031               6,978,438
 5,125,000        El Paso Corp., Sr. Note, 8.05%, 10/15/2030             4,484,375
 4,250,000 1,2    El Paso Production Holding Co., Sr. Note, 7.75%,       4,244,688
                  6/1/2013
 1,750,000        Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008        1,830,938
 2,225,000        Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032        2,369,625
 1,100,000        Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017      1,131,625
 275,000          Transcontinental Gas Pipe Corp., Note, 7.00%,          297,688
                  8/15/2011
 2,700,000        Transcontinental Gas Pipe Corp., Sr. Note, 8.875%,     3,253,500
                  7/15/2012
 4,775,000        Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019     5,019,719
 3,425,000        Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021      3,621,938
 2,400,000        Williams Cos., Inc. (The), Sr. Note, 8.625%,           2,730,000
                  6/1/2010
                  Total                                                  42,111,097
                  Wireless Communications--2.2%
 4,275,000 1,2    American Cellular Corp., Sr. Note, 10.00%, 8/1/2011    4,766,625
 10,725,000       NEXTEL Communications, Inc., Sr. Note, 9.375%,         11,717,063
                  11/15/2009
 2,000,000        Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009    2,340,000
 1,200,000        Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011      1,284,000
 3,525,000        Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%,      3,639,563
                  10/1/2007
$ 2,300,000       Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013        $   2,484,000
                  Total                                                  26,231,251
                  Wireline Communications--3.9%
  2,400,000 1,2   Alaska Communications Systems Holdings, Inc., Sr.      2,532,000
                  Note, 9.875%, 8/15/2011
  1,550,000       Alaska Communications Systems Holdings, Inc., Sr.      1,557,750
                  Sub. Note, 9.375%, 5/15/2009
  3,750,000 1,2   Cincinnati Bell, Inc., Sr. Note, 7.25%, 7/15/2013      4,002,375
  2,875,000 1,2   Cincinnati Bell, Inc., Unsecd. Note, 8.375%,           3,119,375
                  1/15/2014
  2,200,000       Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013        2,447,500
  1,000,000       Qwest Communications International, Inc., Note,        1,022,500
                  6.125%, 11/15/2005
  10,125,000 1,2  Qwest Communications International, Inc., Note,        11,643,750
                  8.875%, 3/15/2012
  17,075,000 1,2  Qwest Communications International, Inc., Sr. Sub.     20,831,500
                  Note, 13.50%, 12/15/2010
                  Total                                                  47,156,750
                  Total Corporate Bonds (identified cost                 1,149,470,504
                  $1,081,304,207)
                  Common Stocks & Warrants--0.2%5
                  Diversified Manufacturing--0.0%
  31,283          Simonds Industries, Inc.                               784,890
                  Entertainment--0.0%
  4,320           AMF Bowling Worldwide, Inc.                            104,112
  10,165          AMF Bowling Worldwide, Inc., Warrants                  33,036
  9,931           AMF Bowling Worldwide, Inc., Warrants                  497
                  Total                                                  137,645
                  Industrial - Other--0.1%
  1,027,481 1,2   ACP Holdings Corp.                                     616,489
  926,163   1,2   ACP Holdings Corp., Warrants                           546,436
                  Total                                                  1,162,925
                  Media - Cable--0.1%
  11,970          NTL, Inc.                                              834,907
                  Media - Non-Cable--0.0%
  1,000           Advanstar, Inc., Warrants                              10
  1,800           XM Satellite Radio, Inc., Warrants                     38,250
  19,800          Ziff Davis Media, Inc., Warrants                       198
                  Total                                                  38,458
                  Metals & Mining--0.0%
  2,000           Republic Technologies International, Inc., Warrants    20
  57,533          Royal Oak Mines, Inc.                                  173
                  Total                                                  193
                  Other--0.0%
  171       1     CVC Claims Litigation LLC                              0
                  Packaging--0.0%
  1,000           Pliant Corp., Warrants                                 10
  57,000          Russell Stanley Holdings, Inc.                         570
                  Total                                                  580
                  Paper--0.0%
  1,600     1,2   MDP Acquisitions PLC, Warrants                         10,400
                  Wireline Communications--0.0%
  68,141          McLeodUSA, Inc., Warrants                              34,752
  15,348          Viatel Holding (Bermuda) Ltd.                          42,207
                  Total                                                  76,959
                  Total Common Stocks & Warrants (identified cost        3,046,957
                  $12,564,726)
                  Preferred Stocks--0.7%
                  Healthcare--0.0%
  6,486           River Holding Corp., Sr. Exchangeable PIK              65
                  Media - Non-Cable--0.4%
  39,650          Primedia, Inc., Exchangeable Pfd. Stock, Series G,     3,618,063
                  $8.624, Annual Dividend
  11,475          Primedia, Inc., Pfd., $9.20, Annual Dividend           1,087,256
 108              Ziff Davis Media, Inc., PIK Pfd., Series E-1       $   24
                  Total                                                  4,705,343
                  Retailers--0.3%
 3,125     1,2    General Nutrition Centers Holding Co.,                 3,132,813
                  Exchangeable Pfd. Stock, Series A
                  Wireline Communications--0.0%
 30,751    4      McLeodUSA, Inc., Conv. Pfd., Series A                  234,323
                  Total Preferred Stocks (identified cost                8,072,544
                  $15,407,681)
                  Repurchase Agreement-1.1%
$13,247,000       Interest in $800,000,000 joint repurchase              13,247,000
                  agreement with Greenwich Capital Markets, Inc.,
                  1.03%, dated 12/31/2003, to be repurchased at
                  $13,247,758 on 1/2/2004, collateralized by U.S.
                  Government Agency Obligations with various
                  maturities to 11/15/2033 (AT AMORTIZED COST)
                  TOTAL INVESTMENTS-97.9% (IDENTIFIED COST               1,173,837,005
                  $1,122,523,614)5
                  OTHER ASSETS AND LIABILITIES - NET - 2.1%              24,841,358
                  TOTAL NET ASSETS-100%                             $    1,198,678,363


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At December 31, 2003, these securities amounted to $250,168,365 which represents 20.9% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $249,729,807 which represents 20.8% of total net assets.
2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees
3      Denotes a Zero Coupon bond with effective rate at time of purchase.
4      Non-income producing security.
5 The cost of investments for federal tax purposes amounts to $1,129,336,704.

   Note: The categories of investments are shown as a percentage of total net assets at December 31, 2003.

   The following acronyms are used throughout this portfolio:

   GTD     --Guaranteed
   PCA     --Pollution Control Authority
   PCs     --Participation Certificates
   PIK      -Payment in Kind


See Notes which are an integral part of the Financial Statements.
HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003

Assets:
Total investments in securities, at value                           $1,173,837,005
(identified cost $1,122,523,614)
Cash                                                                 235
Income receivable                                                    24,974,591
Total assets                                                         1,198,811,831
Liabilities:
Income distribution payable                         $109,390
Payable for transfer and dividend disbursing         2,735
agent fees and expenses (Note 5)
Payable for portfolio accounting fees (Notes 5)      6,506
Payable for legal fees                               6,374
Payable for insurance premiums                       2,315
Accrued expenses                                     6,148
Total liabilities                                                    133,468
Net assets for 173,055,224 shares outstanding                       $1,198,678,363
Net Assets Consist of:
Paid in capital                                                     $1,365,013,970
Net unrealized appreciation of investments                           51,313,391
Accumulated net realized loss on investments                         (216,285,912)
Distributions in excess of net investment income                     (1,363,086)
Total Net Assets                                                    $1,198,678,363
Net Asset Value, Offering Price and Redemption
Proceeds Per Share
$1,198,678,363 / 173,055,224 shares outstanding                      $6.93

See Notes which are an integral part of the Financial Statements

HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2003

Investment Income:
Dividends                                                            $913,066
Interest                                                              90,762,570
Total income                                                          91,675,636
Expenses:
Administrative personnel and        $                 775,424
services fee (Note 5)
Custodian fees                                        50,792
Transfer and dividend                                 18,755
disbursing agent fees and
expenses (Note 5)
Directors'/Trustees' fees                             12,235
Auditing fees                                         15,907
Legal fees                                            17,429
Portfolio accounting fees (Note                       140,685
5)
Insurance premiums                                    3,028
Miscellaneous                                         3,040
Total expenseS                                        1,037,295
Waiver of administrative                                              (775,424)
personnel and services fee
(Notes 5)
Net expenses                                                          261,871
Net investment income                                                 91,413,765
Realized and Unrealized Gain
(Loss) on Investments:
Net realized loss on                                                  (22,574,214)
investments
Net change in unrealized                                              152,101,332
appreciation of investments
Net realized and unrealized                                           129,527,118
gain on investments
Change in net assets resulting                                       $220,940,883
from operations


See Notes which are an integral part of the Financial Statements


HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


Year Ended December 31                      2003                 2002
Increase (Decrease) in Net Assets
Operations:
Net investment income                      $91,413,765          $78,901,575
Net realized loss on investments            (22,574,214)         (97,325,493)
Net change in unrealized                    152,101,332          41,741,790
appreciation/depreciation of investments
Change in net assets resulting from         220,940,883          23,317,872
operations
Distributions to Shareholders:
Distributions from net investment income    (94,132,273)         (79,992,687)
Share Transactions:
Proceeds from sale of shares                486,204,000          363,389,131
Net asset value of shares issued to         92,852,372           79,983,723
shareholders in payment of
distributions declared
Cost of shares redeemed                     (304,683,083)        (254,948,136)
Change in net assets resulting from         274,373,289          188,424,718
share transactions
Change in net assets                        401,181,899          131,749,903
Net Assets:
Beginning of period                         797,496,464          665,746,561
End of period (including distributions     $1,198,678,363       $797,496,464
excess of net investment income of
$(1,363,086) and $(1,488,982),
respectively)

See Notes which are an integral part of the Financial Statements

HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

Year Ended December 31              2003      2002       2001     2000      1999
Net Asset Value, Beginning of       $6.11     $6.51      $7.14    $8.72     $9.30
Period
Income From Investment Operations:
Net investment income               0.60      0.63       0.77  1  0.91      0.91
Net realized and unrealized gain    0.82      (0.39)     (0.61)1  (1.57)    (0.56)
(loss) on investments
Total from investment operations    1.42      0.24       0.16     (0.66)    0.35
Less Distributions:
Distributions from net investment   (0.60)    (0.64)     (0.79)   (0.92)    (0.91)
income
Distributions from net realized     ---       ---        ---      ---       (0.02)
gain on investments
TOTAL DISTRIBUTIONS                 (0.60)    (0.64)     (0.79)   (0.92)    (0.93)
Net Asset Value, End of Period      $6.93     $6.11      $6.51    $7.14     $8.72
Total Return2                       24.32%    3.90%      2.16%    (8.04)%   3.83%

Ratios to Average Net Assets:
Expenses                            0.03%     0.03%      0.04%     0.04%     0.03%
Net investment income               8.95%     10.03%     11.13% 1  11.38%    10.07%
Expense waiver/reimbursement3       0.08%     0.08%      0.08%     0.08%     0.08%
Supplemental Data:
Net assets, end of period (000     $1,198,678 $797,496   $665,747 $532,820  $699,088
omitted)
Portfolio turnover                  38%       39%        33%      16%       49%


1 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized loss per share, but increased the ratio of net investment income to average net assets from 10.98% to 11.13%. Per share, ratios and supplemental data for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

High Yield Bond Portfolio
Notes to Financial Statements
December 31, 2003
---------------------------------------------------------------------------

1.  ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversified portfolios, High Yield Bond Portfolio (the "Fund") and Federated Mortgage Core Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the 1933 Act.


2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation
Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.
   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discount on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.
Additional information on each illiquid restricted security held at December 31, 2003 is as follows:
---------------------------------------------------------------------------


 Security                              Acquisition Date  Acquisition Cost
 -------------------------------------------------------------------------
-------------------------------------------------------------------------
Clark Material Handling Corp., Sr.     11/22/1996        1,843,830
Note,  10.75%, 11/15/2006
-------------------------------------------------------------------------
-------------------------------------------------------------------------
General Chemical Industrial Products,  6/3/1999          1,754,362
Inc., Sr. Sub. Note, 10.625%, 5/1/2009
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Sleepmaster LLC, Company Guarantee,    5/12/1999         926,114
Series B,  11.00%, 5/15/2009
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Russell Stanley Holdings, Inc. Sr.     2/5/1999          2,904,182
Sub. Note, 9.00%, 11/30/2008
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Texas Petrochemicals Corp., SR. Sub    3/9/1999          2,442,500
Note, 11.125%, 7/1/2006
-------------------------------------------------------------------------

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

3.  SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


Year Ended December 31,        2003                 2002
--------------------------------------------------------------------------
Shares sold                    75,243,430           57,741,036
--------------------------------------------------------------------------
Shares issued to shareholders   14,095,912           12,855,850
in payment of distributions
declared
--------------------------------------------------------------------------
Shares redeemed                (46,849,589)         (42,261,982)
--------------------------------------------------------------------------
   NET CHANGE RESULTING         42,489,753           28,334,904
   FROM SHARE TRANSACTIONS
--------------------------------------------------------------------------


4.  FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization debt securities, defaulted bond adjustments and tax entries for market discount.

   For the year ended December 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:


    Increase (Decrease)
------------------------------------------------------
    Distributions  In Excess    Accumulated Net
    of Net Investment Income    Realized Loss
------------------------------------------------------
------------------------------------------------------
    $2,844,404                  $(2,844,404)
------------------------------------------------------

Net investment income (loss), net realized gains (losses) as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

   The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002 was as follows:

                                      2003              2002
                                      ---------------   ------------------
                                      ---------------   ------------------
Ordinary income1                      $94,132,273       $79,992,687

1For tax purposes short-term capital gain distributions are considered ordinary income distributions

   As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------
Undistributed ordinary income                   $ 568,165
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Net unrealized appreciation                      44,500,301
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Capital loss carryforward                        211,294,683
--------------------------------------------------------------------------

The difference between book-basis and tax-basis net unrealized appreciation is attributable in part to differing treatments for discount accretion/premium amortization debt securities and adjustments for defaulted bonds.

At December 31, 2003, the cost of investments for federal tax purposes was $1,129,336,704. The net unrealized appreciation of investments for federal tax purposes was $44,500,301. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $90,014,203 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,513,902.

At December 31, 2003, the Fund had a capital loss carryforward of $211,294,683, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year                  Expiration Amount
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2007                             $1,148,442
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2008                             14,429,102
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2009                             61,615,797
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2010                             88,455,746
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2011                             45,645,596
-------------------------------------------------------------------------



5.  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated Investment Management Company, is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

Administrative Fee
Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

 Maximum Administrative Fee        Average Aggregate Daily  Net Assets
                                   of the Federated Funds
--------------------------------------------------------------------------
0.150%                             on the first $5 billion
0.125%                             on the next $5 billion
0.100%                             on the next $10 billion
0.075%                             on assets in excess of $20 billion
--------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:-

 Maximum Administrative Fee        Average Aggregate Daily  Net Assets
                                   of the Federated Funds
--------------------------------------------------------------------------
0.150%                             on the first $250 million
0.125%                             on the next $250 million
0.100%                             on the next $250 million
0.075%                             on assets in excess of $750 million
--------------------------------------------------------------------------

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended December 31, 2003, the fee paid to FAS and FServ were $0 and $0, respectively, after voluntary waiver, if applicable.

Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can terminate this voluntary waiver at any time at its own discretion.

Portfolio Accounting Fees
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can terminate this voluntary waiver at any time at its own discretion.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


6.  INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2003, were as follows:

--------------------------------------------------------------------------
Purchases                                        $641,911,793
--------------------------------------------------------------------------
Sales                                            $372,097,139
--------------------------------------------------------------------------

7.  LEGAL PROCEEDINGS
In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8.  FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended, December 31, 2003, 1.24% qualify for the dividend received deduction available to corporate shareholders.

For the fiscal year ended December 31, 2003, 0.88% of the distributions from investment income by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

















































REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of Federated Core Trust and
Shareholders of High Yield Bond Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Bond Portfolio (the "Fund") (one of the portfolios constituting the Federated Core Trust) as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio of Federated Core Trust at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                          [GRAPHIC OMITTED]



Boston, Massachusetts
February 10, 2004










Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John
T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.


Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2003 - $28,000

                  Fiscal year ended 2002 - $28,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2003 - $0

                  Fiscal year ended 2002 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.



(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2003 - $0

                  Fiscal year ended 2002 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.



(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2003 - $0

                  Fiscal year ended 2002 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $19,872 respectively. Executive compensation analysis.



(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES
      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.



(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2003 - 0%

                  Fiscal year ended 2002 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2003 - 0%

                  Fiscal year ended 2002 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2003 - 0%

                  Fiscal year ended 2002 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



(f)   NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2003 - $108,005

                  Fiscal year ended 2002 - $353,738

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        February 18, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 18, 2004